Discontinued Operations - Schedule of Discontinued Operations in the Consolidated Statements of Cash Flows (Details) - CAD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Discontinued Operations - Schedule of Discontinued Operations in the Consolidated Statements of Cash Flows (Details) [Line Items]
Cash flows related to operating activities	$ 1,169,278	$ (5,420,025)	$ (2,978,135)
Cash flows related to investing activities		10,000	(81,227)
Cash flows related to financing activities
Cash flows (used in) provided by discontinued operations	1,169,278	(5,410,025)	(3,059,362)
Net loss	(166,195,699)	(51,424,409)	(73,418,745)
Net income from discontinued operations	$ 1,123,039	$ (7,582,632)	2,001,215
Previously stated [member]
Discontinued Operations - Schedule of Discontinued Operations in the Consolidated Statements of Cash Flows (Details) [Line Items]
Net loss			(73,418,745)
Net income from discontinued operations
Adjustments [Member]
Discontinued Operations - Schedule of Discontinued Operations in the Consolidated Statements of Cash Flows (Details) [Line Items]
Net loss			(2,001,215)
Net income from discontinued operations			2,001,215
As recast [Member]
Discontinued Operations - Schedule of Discontinued Operations in the Consolidated Statements of Cash Flows (Details) [Line Items]
Net loss			(75,419,960)
Net income from discontinued operations			$ 2,001,215